REPORT OF
INDEPENDENT
REGISTERED
PUBLIC
ACCOUNTING FIRM



Shareholders and Board
of Trustees
Northern Lights Fund
Trust IV
80 Arkay Drive, Suite 110
Hauppauge, NY 11788


In planning and performing
our audits of the financial
statements of Sage ESG
Intermediate Credit ETF
(the Fund), as of and for
the year ended August 31,
2018, in accordance with
the standards of the Public
Company Accounting
Oversight Board (United
States), we considered the
Fund's internal control
over financial reporting,
including controls over
safeguarding securities, as
a basis for designing our
auditing procedures for the
purpose of expressing our
opinion on the financial
statements and to comply
with the requirements of
Form N-CEN, but not for
the purpose of expressing
an opinion on the
effectiveness of the Funds
internal control over
financial reporting.
Accordingly, we express
no such opinion.

The management of the
Fund is responsible for
establishing and
maintaining effective
internal control over
financial reporting.  In
fulfilling this
responsibility, estimates
and judgments by
management are required
to assess the expected
benefits and related costs
of controls.  A companys
internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding the
reliability of financial
reporting and the
preparation of financial
statements for external
purposes in accordance
with generally accepted
accounting principles.  A
company's internal control
over financial reporting
includes those policies and
procedures that (1) pertain
to the maintenance of
records that, in reasonable
detail, accurately and fairly
reflect the transactions and
dispositions of the assets of
the company; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit
preparation of financial
statements in accordance
with generally accepted
accounting principles, and
that receipts and
expenditures of the
company are being made
only in accordance with
authorizations of
management and directors
of the company; and (3)
provide reasonable
assurance regarding
prevention or timely
detection of unauthorized
acquisition, use or
disposition of a companys
assets that could have a
material effect on the
financial statements.

Because of inherent
limitations, internal control
over financial reporting
may not prevent or detect
misstatements.  Also,
projections of any
evaluation of effectiveness
to future periods are
subject to the risk that
controls may become
inadequate because of
changes in conditions, or
that the degree of
compliance with the
policies or procedures may
deteriorate.

A deficiency in internal
control over financial
reporting exists when the
design or operation of a
control does not allow
management or employees,
in the normal course of
performing their assigned
functions, to prevent or
detect misstatements on a
timely basis.  A material
weakness is a deficiency, or
combination of
deficiencies, in internal
control over financial
reporting, such that there is
a reasonable possibility
that a material
misstatement of the
company's annual or
interim financial statements
will not be prevented or
detected on a timely basis.

Our consideration of the
Funds internal control
over financial reporting
was for the limited purpose
described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal
control that might be
material weaknesses under
standards established by
the Public Company
Accounting Oversight
Board (United States).
However, we noted no
deficiencies in the Funds
internal control over
financial reporting and its
operation, including
controls over safeguarding
securities, that we consider
to be material weaknesses
as defined above as of
August 31, 2018.

This report is intended
solely for the information
and use of management,
the Board of Trustees of
the Northern Lights Fund
Trust IV and the Securities
and Exchange
Commission, and is not
intended to be and should
not be used by anyone
other than these specified
parties.






/S/ TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2018


























Shareholders and Board of Trustees
Northern Lights Fund Trust IV
Page Two